UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549



                                FORM N-Q



                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number               811-09174
                                  -------------------------------------



                             Aegis Value Fund, Inc.

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           (Exact name of registrant as specified in charter)





          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

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           (Address of principal executive offices) (Zip code)





                          Aegis Financial Corp.

          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

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                 (Name and address of agent for service)





Registrant's telephone number, including area code:   (703) 528-7788

                                                   --------------------



Date of fiscal year end:      8/31

                        ------------------



Date of reporting period:   5/31/05

                         -----------------







Item 1.  Schedule of Investments





Aegis Value Fund, Inc.

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Common Stock - 60.9%	                  Shares	Market Value
--------------------

Industrial Cyclicals - 8.1%
---------------------------

Allied Defense Group, Inc.*	         210,200          $5,011,168
American Pacific Corp.* (1)	         670,534 	   5,458,147
Ampco-Pittsburgh Corporation	          65,000 	     749,450
Exide Technologies*			 500,000           2,540,000
International Aluminum Corp.	          32,300 	   1,114,350
Pope & Talbot, Inc.	                 119,400 	   1,316,982
Quipp, Inc.* (1)	                  78,300 	     844,466
Ryerson Tull Class A (1)	       1,710,200 	  26,029,244
Superior Industries International Inc.	 625,600 	  14,169,840
 		                                          ----------
		                                          57,233,646
                                                          ----------

Wholesale and Distribution - 1.4%
---------------------------------

Advanced Marketing Services Inc.*	  78,300	     324,945
Nash Finch Company	                 111,979 	   3,984,213
Olympic Steel Inc.*                      349,905           5,493,509
                                                           ---------
                                                           9,802,666
 	                                                   ---------

Finance and Real Estate - 14.4%
-------------------------------

Acceptance Insurance Companies, Inc.*	 229,400 	         459
Allmerica Financial Corp.*	         224,000 	   7,822,080
Amnet Mortgage Inc.*(1)	         	 492,421           4,663,227
Boykin Lodging Company*	                 100,000 	   1,060,000
California First National Bank Corp. (1) 577,892	   6,703,547
First Union Real Estate Equity SBI*  	 593,456 	   2,195,787
Lodgian Inc.*                            157,900           1,500,050
Medallion Financial Corp.	         248,540  	   2,301,480
Meristar Hospitality Inc.*	         653,800 	   5,485,382
MI Developments Inc.	                 123,000           3,720,750
The MIIX Group Inc.*(1)	                 720,000 	      10,800
PMA Capital Corp. Class A* (1)	       2,674,157          19,868,987
Prime Group Realty Trust* (1)	       2,158,700 	  15,456,292
PXRE Group Ltd.	                         739,200   	  17,689,056
SCPIE Holdings, Inc.* (1)	         975,000 	  10,939,500
SWS Group Inc.	                         156,000	   2,467,920
                                                         -----------
		                                         101,885,317
                                                         -----------

Textiles and Apparel - 2.4%
---------------------------

Delta Apparel, Inc.	                 171,000           5,022,270
Delta Woodside Industries* (1)	         428,700 	     278,655
Haggar Corporation	                 195,863 	   3,615,631
Nitches, Inc.*	                          37,620 	     168,914
Quaker Fabric Corporation* (1)	       1,600,000 	   5,600,000
Tandy Brands Accessories	         155,943  	   2,050,650
		                                          ----------
                                                          16,736,120
                                                          ----------

Transportation - 5.1%
---------------------

Air France ADR                           436,700 	   6,969,732
International Shipholding Corp.*	  95,700 	   1,397,220
Mair Holdings, Inc.*	                 995,000 	   9,492,300
Maritrans, Inc.	                          73,800 	   1,763,082
National RV Holdings*	                 276,300 	   2,450,781
Sea Containers Ltd. - Class A	       1,011,100 	  14,155,400
                                                          ----------
		                                          36,228,515
                                                          ----------

Energy & Natural Resources - 4.5%
---------------------------------

Adams Resources and Energy Inc.           38,700             652,095
Alliant Energy Corp.	                 160,000 	   4,416,000
Avista Corporation	                  45,800 	     807,454
Global Industries, Inc.*	         113,096 	     965,840
Horizon Offshore Inc.*	                 969,574 	     295,720
Idacorp Inc.	                          80,800 	   2,288,256
PNM Resources, Inc.	                 255,000 	   7,430,700
Reliant Resources Inc.*	                 690,300 	   8,490,690
USEC Inc.	                         497,250 	   6,787,463
                                                          ----------
		                                          32,134,217
                                                          ----------

Commercial Services - 0.0%
--------------------------

LQ Corporation*	                          52,115 	      87,553
                                                              ------
		                                              87,553
                                                              ------

Agriculture - 8.7%
------------------

Alliance One International Inc. (1)    5,530,400          35,449,864
The Andersons, Inc.	                 324,351 	  10,638,713
Imperial Sugar (1)	               1,025,000          15,774,750
                                                          ----------
		                                          61,863,327
                                                          ----------

Consumer Durables - 0.8%
------------------------

Bassett Furniture Industries, Inc.	 306,654 	   5,988,953
                                                           ---------
		                                           5,988,953
                                                           ---------

Technology - 2.6%
-----------------

Audiovox Corporation - Class A*	         897,593 	  13,131,786
IDT Corporation*	                  10,000 	     134,900
IDT Corporation - Class B*	          86,000 	   1,178,200
Integrated Telecom Express Inc.* (2)	 308,300 	      30,830
Pemstar Inc.* (1)	               2,856,826 	   3,371,055
Technology Solutions Company* 	         828,594 	     430,869
                                                          ----------
		                                          18,277,639
                                                          ----------

Retail and Entertainment - 7.6%
-------------------------------

Books-A-Million Inc. (1)	         918,414           7,751,414
Bowl America Inc. - Class A	           9,481 	     126,571
Dillards Inc. Class A                     86,800           2,076,256
Duckwall-ALCO Stores, Inc.*	         140,100 	   2,787,990
Luby's, Inc.* (1)	               2,039,500 	  16,805,480
Marsh Supermarkets, Inc. - Class B	 207,409 	   2,623,724
Nathan's Famous, Inc.*	                 132,400 	   1,097,464
ShopKo Stores, Inc.*	                 176,500 	   4,184,815
Toys R Us, Inc.*	                 614,700          16,105,140
Village Super Market Inc.                  9,330   	     415,652
                                                          ----------
		                                          53,974,505
                                                          ----------

Basic Materials - 2.0%
----------------------

NewMarket Corp.*	                 185,360 	   2,519,042
Royal Group Technologies*	       1,108,100 	  11,978,561
                                                           ---------
		                                          14,497,603
                                                           ---------
Capital Goods - 1.8%
----------------------

Dominion Homes Inc.* (1)	         800,000 	  12,424,000
                                                           ---------
		                                          12,424,000
                                                           ---------

Consumer Non-Durables - 1.5%
----------------------------

CPAC, Inc. (1)	                         306,998 	   1,550,340
Head N.V.* (1)	                       1,881,000 	   5,643,000
Enesco Group* (1)	                 813,900           3,133,515
National Presto Industries, Inc.	  15,000 	     642,750
                                                           ---------
		                                          10,969,605
                                                          ----------

  Total Common Stocks - (Cost $341,932,302)		 432,103,668
                                                         -----------

Preferred Stocks - 0.3%	                  Shares	Market Value
-----------------------

Glenborough Realty 7.75% Convertible
Preferred                                  5,260 	     134,183
La Quinta Properties 9% Series A
Preferred                                 76,800 	   1,977,600
                                                           ---------
  Total Preferred Stocks - (Cost $1,759,375)		   2,111,783
                                                           ---------

Warrants - 0.1%	                        Quantity	Market Value
--------------

Air France ADW*	                         397,000 	     206,440
                                                             -------

  Total Warrants - (Cost $627,260)		             206,440
				                             -------

Investment Companies - 2.1%	          Shares	Market Value
---------------------------

Federated Prime Obligations Fund      14,709,583 	  14,709,583
                                                          ----------
  Total Investment Companies - (Cost $14,709,583)	  14,709,583
                                                          ----------

Short-Term Investments - 36.5%	      Face Value	Market Value
------------------------------

U. S. Treasury Bill due 06/16/05     $70,000,000 	  69,924,932
U. S. Treasury Bill due 06/23/05      40,000,000 	  39,932,812
U. S. Treasury Bill due 07/07/05      30,000,000 	  29,921,643
U. S. Treasury Bill due 07/14/05      65,000,000 	  64,798,045
U. S. Treasury Bill due 07/21/05      55,000,000 	  54,797,908
                                                          ----------
  Total Short-Term Investments - (Cost $259,375,340)	 259,375,340
                                                         -----------

Total Investments - 99.9% (Cost $618,403,860) 		 708,506,814
                                                         -----------

Other Assets and Liabilities - 0.1%		             654,911
                                                           ---------

Net Assets - 100.0%		                        $709,161,725
                                                        ------------
                                                        ------------

   * Non-income producing securities

   Definitions of Abbreviations:
   SBI: Shares of Beneficial Interest, ADR: American
   Depository receipts, ADW: American Depository Warrants

   (1) The Fund owns more than 5% of outstanding securities

   (2) Company is in liquidation and security is being fair valued by the Fund Board of Directors.










ITEM 2.  CONTROLS AND PROCEDURES



(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.



(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)

that occurred during the registrants last fiscal quarter that has materially affected, or is reasonably likely to materially

affect, the registrants internal control over financial reporting.




Item 11.  Exhibits.



(a) Certifications pursuant to Section 302 of the

Sarbanes-Oxley Act of 2002 are attached hereto.







SIGNATURES





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Aegis Value Fund, Inc.



By (Signature and Title)* /s/William S. Berno

William S. Berno, President



Date:  July 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/William S. Berno

William S. Berno, President



Date:   July 29, 2005



By (Signature and Title)* /s/Scott L. Barbee

Scott L. Barbee, Treasurer



Date:  July 29, 2005